Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Administrative expenses
Schedule of Administrative Expenses

Amounts in US$ ‘000	2025	2024	2023
Staff costs (Note 10)	25,366	28,344	25,675
Share-based payment (Note 10)	3,904	5,139	6,033
Consultant fees	8,565	11,443	10,645
Safety and insurance costs	2,561	3,224	3,890
Travel expenses	1,168	1,865	1,730
Non-operated blocks expenses	1,432	4,038	1,568
Director’s fees and allowance (Note 10)	449	700	896
Communication and IT costs	3,305	3,777	3,760
Allocation to joint operations	(9,276)	(12,054)	(13,986)
Other administrative expenses	3,070	3,058	3,758
	40,544	49,534	43,969